1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Contract liabilities, beginning balance	$ 857,842
Revenue recognized in current period previously accrued	768,408
Contract liabilities, ending balance	450,192	$ 857,842
Cash and cash equivalents	2,288,426	402,738	$ 118,405
Depreciation and amortization	38,554	27,216
Allowance for doubtful accounts	$ 246,953	$ 232,500
Antidilutive shares	1,819,500	4,530,513
Stock-based compensation costs	$ 473,326	$ 52,341
Goodwill or patent impairment	$ 0	$ 0
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage	12.00%	22.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage		16.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration risk percentage		13.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration risk percentage		13.00%